OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2023
Operating Leases
SCHEDULE OF LEASE EXPENSE

The components of lease expense were as follows for each of the periods presented:

	June 30, 2023	December 31, 2022
	(Unaudited)	(Audited)
Operating lease expense	$202,680	$353,997
Short-term lease expense	553,107	1,061,609
Total operating lease costs	$755,787	$1,415,606
Other information
Operating cash flows used in operating leases	$179,661	$323,099
Weighted average remaining lease term (in years)	1.30	1.38
Weighted average discount rate	10%	5.612%

SCHEDULE OF OPERATING FUTURE LEASE PAYMENTS

Future lease payments included in the measurement of operating lease liabilities as of June 30, 2023 is as follows:

June 30, 2023
2023	$172,222
2024	221,818
2025	13,527
407,567
Less: discount on operating lease liabilities	(30,496)
Present value of operating lease liabilities	377,071
Less: Current portion of operating lease liabilities	(293,813)
Non-current portion of operating lease liabilities	$83,258